American Funds Target Date Retirement Series®
American Funds 2065
Target Date Retirement FundSM
Investment portfolio
January 31, 2021
unaudited
Fund investments Growth funds 40%	Shares	Value (000)
New Perspective Fund, Class R-6	134,813	$8,147
SMALLCAP World Fund, Inc., Class R-6	98,593	8,147
The Growth Fund of America, Class R-6	120,514	8,147
AMCAP Fund, Class R-6	206,298	8,146
EuroPacific Growth Fund, Class R-6	68,224	4,655
New World Fund, Inc., Class R-6	52,873	4,655
The New Economy Fund, Class R-6	78,591	4,655
		46,552
Growth-and-income funds 45%
Washington Mutual Investors Fund, Class R-6	210,712	10,475
The Investment Company of America, Class R-6	237,732	10,474
American Mutual Fund, Class R-6	210,265	9,311
Fundamental Investors, Class R-6	136,099	9,310
Capital World Growth and Income Fund, Class R-6	137,379	8,147
International Growth and Income Fund, Class R-6	122,045	4,655
		52,372
Balanced funds 10%
American Balanced Fund, Class R-6	193,769	5,817
American Funds Global Balanced Fund, Class R-6	156,034	5,817
		11,634
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	407,855	5,836
Total investment securities 100% (cost: $109,165,000)		116,394
Other assets less liabilities 0%		8
Net assets 100%		$116,402
American Funds Target Date Retirement Series — American Funds 2065 Target Date Retirement Fund — Page 1 of 23

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 1/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 40%
New Perspective Fund, Class R-6	$3,048	$5,042	$408	$3	$462	$8,147	$21	$206
SMALLCAP World Fund, Inc., Class R-6	3,048	4,724	436	2	809	8,147	—	83
The Growth Fund of America, Class R-6	3,048	5,074	413	(2)	440	8,147	27	208
AMCAP Fund, Class R-6	3,048	5,141	405	3	359	8,146	23	112
EuroPacific Growth Fund, Class R-6	1,742	2,825	245	2	331	4,655	12	—
New World Fund, Inc., Class R-6	1,742	2,792	256	1	376	4,655	13	—
The New Economy Fund, Class R-6	1,742	2,901	237	—[2]	249	4,655	9	73
						46,552
Growth-and-income funds 45%
Washington Mutual Investors Fund, Class R-6	3,920	6,616	475	(2)	416	10,475	39	90
The Investment Company of America, Class R-6	3,919	6,564	552	9	534	10,474	29	—
American Mutual Fund, Class R-6	3,484	5,942	452	3	334	9,311	37	—
Fundamental Investors, Class R-6	3,484	5,787	472	5	506	9,310	50	—
Capital World Growth and Income Fund, Class R-6	3,048	4,982	445	6	556	8,147	16	—
International Growth and Income Fund, Class R-6	1,741	2,795	275	5	389	4,655	13	—
						52,372
Balanced funds 10%
American Balanced Fund, Class R-6	2,174	3,835	294	—[2]	102	5,817	15	91
American Funds Global Balanced Fund, Class R-6	2,174	3,712	330	4	257	5,817	17	—
						11,634
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	2,201	4,123	320	(5)	(163)	5,836	8	158
Total 100%				$34	$5,957	$116,394	$329	$1,021
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[2]	Amount less than one thousand.
American Funds Target Date Retirement Series — American Funds 2065 Target Date Retirement Fund — Page 2 of 23

American Funds 2060
Target Date Retirement Fund®
Investment portfolio
January 31, 2021
unaudited
Fund investments Growth funds 40%	Shares	Value (000)
AMCAP Fund, Class R-6	7,203,841	$284,480
New Perspective Fund, Class R-6	4,684,442	283,081
The Growth Fund of America, Class R-6	4,187,586	283,081
SMALLCAP World Fund, Inc., Class R-6	3,425,684	283,064
The New Economy Fund, Class R-6	2,734,511	161,965
New World Fund, Inc., Class R-6	1,835,416	161,590
EuroPacific Growth Fund, Class R-6	2,365,379	161,390
		1,618,651
Growth-and-income funds 45%
The Investment Company of America, Class R-6	8,267,569	364,269
Washington Mutual Investors Fund, Class R-6	7,327,512	364,251
American Mutual Fund, Class R-6	7,335,838	324,831
Fundamental Investors, Class R-6	4,731,276	323,666
Capital World Growth and Income Fund, Class R-6	4,774,080	283,103
International Growth and Income Fund, Class R-6	4,232,090	161,412
		1,821,532
Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	5,472,477	204,014
American Balanced Fund, Class R-6	6,790,652	203,855
		407,869
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	14,557,300	208,315
Total investment securities 100% (cost: $3,386,612,000)		4,056,367
Other assets less liabilities 0%		(740)
Net assets 100%		$4,055,627
American Funds Target Date Retirement Series — American Funds 2060 Target Date Retirement Fund — Page 1 of 23

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 1/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 40%
AMCAP Fund, Class R-6	$229,452	$31,198	$2,986	$51	$26,765	$284,480	$1,168	$5,735
New Perspective Fund, Class R-6	229,452	24,075	5,988	524	35,018	283,081	1,059	10,514
The Growth Fund of America, Class R-6	229,452	27,159	5,921	529	31,862	283,081	1,381	10,591
SMALLCAP World Fund, Inc., Class R-6	229,434	14,376	12,836	2,061	50,029	283,064	—	4,249
The New Economy Fund, Class R-6	131,393	14,205	1,539	33	17,873	161,965	456	3,737
New World Fund, Inc., Class R-6	132,158	7,465	3,036	327	24,676	161,590	679	—
EuroPacific Growth Fund, Class R-6	131,906	8,922	3,982	439	24,105	161,390	634	—
						1,618,651
Growth-and-income funds 45%
The Investment Company of America, Class R-6	295,437	33,665	4,111	80	39,198	364,269	1,465	—
Washington Mutual Investors Fund, Class R-6	296,272	38,705	5,319	99	34,494	364,251	2,002	4,560
American Mutual Fund, Class R-6	263,342	38,731	4,167	29	26,896	324,831	1,898	—
Fundamental Investors, Class R-6	262,482	27,343	4,654	152	38,343	323,666	2,526	—
Capital World Growth and Income Fund, Class R-6	229,539	19,241	4,517	65	38,775	283,103	807	—
International Growth and Income Fund, Class R-6	130,810	10,247	8,116	248	28,223	161,412	663	—
						1,821,532
Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	166,132	22,489	3,159	37	18,515	204,014	857	—
American Balanced Fund, Class R-6	166,133	30,159	2,088	15	9,636	203,855	759	4,706
						407,869
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	172,151	46,153	2,322	(19)	(7,648)	208,315	418	7,380
Total 100%				$4,670	$436,760	$4,056,367	$16,772	$51,472
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds Target Date Retirement Series — American Funds 2060 Target Date Retirement Fund — Page 2 of 23

American Funds 2055
Target Date Retirement Fund®
Investment portfolio
January 31, 2021
unaudited
Fund investments Growth funds 40%	Shares	Value (000)
AMCAP Fund, Class R-6	16,974,137	$670,309
SMALLCAP World Fund, Inc., Class R-6	8,050,835	665,240
New Perspective Fund, Class R-6	11,006,512	665,124
The Growth Fund of America, Class R-6	9,839,106	665,124
The New Economy Fund, Class R-6	6,442,437	381,585
New World Fund, Inc., Class R-6	4,309,252	379,386
EuroPacific Growth Fund, Class R-6	5,554,430	378,979
		3,805,747
Growth-and-income funds 45%
The Investment Company of America, Class R-6	19,479,143	858,252
Washington Mutual Investors Fund, Class R-6	17,237,302	856,866
American Mutual Fund, Class R-6	17,313,863	766,658
Fundamental Investors, Class R-6	11,096,580	759,117
Capital World Growth and Income Fund, Class R-6	11,192,140	663,694
International Growth and Income Fund, Class R-6	9,903,251	377,710
		4,282,297
Balanced funds 10%
American Balanced Fund, Class R-6	16,002,629	480,399
American Funds Global Balanced Fund, Class R-6	12,873,599	479,928
		960,327
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	34,227,156	489,790
Total investment securities 100% (cost: $7,740,893,000)		9,538,161
Other assets less liabilities 0%		(1,761)
Net assets 100%		$9,536,400
American Funds Target Date Retirement Series — American Funds 2055 Target Date Retirement Fund — Page 3 of 23

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 1/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 40%
AMCAP Fund, Class R-6	$554,919	$52,248	$1,801	$34	$64,909	$670,309	$2,802	$13,755
SMALLCAP World Fund, Inc., Class R-6	569,913	14,795	46,542	8,628	118,446	665,240	—	10,196
New Perspective Fund, Class R-6	553,756	46,670	21,600	2,895	83,403	665,124	2,538	25,203
The Growth Fund of America, Class R-6	553,775	60,476	27,812	2,742	75,943	665,124	3,310	25,390
The New Economy Fund, Class R-6	321,591	21,458	4,960	340	43,156	381,585	1,094	8,969
New World Fund, Inc., Class R-6	321,162	5,823	8,079	1,216	59,264	379,386	1,630	—
EuroPacific Growth Fund, Class R-6	320,030	11,369	12,055	1,482	58,153	378,979	1,520	—
						3,805,747
Growth-and-income funds 45%
The Investment Company of America, Class R-6	719,487	55,007	11,773	137	95,394	858,252	3,508	—
Washington Mutual Investors Fund, Class R-6	719,487	67,715	14,600	109	84,155	856,866	4,789	10,906
American Mutual Fund, Class R-6	639,234	73,509	11,523	(6)	65,444	766,658	4,546	—
Fundamental Investors, Class R-6	639,235	38,646	12,514	419	93,331	759,117	6,042	—
Capital World Growth and Income Fund, Class R-6	560,776	20,213	11,799	776	93,728	663,694	1,934	—
International Growth and Income Fund, Class R-6	318,319	12,914	22,803	860	68,420	377,710	1,584	—
						4,282,297
Balanced funds 10%
American Balanced Fund, Class R-6	406,187	56,697	6,190	358	23,347	480,399	1,820	11,287
American Funds Global Balanced Fund, Class R-6	406,355	36,394	7,984	606	44,557	479,928	2,046	—
						960,327
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	420,990	93,397	6,338	(52)	(18,207)	489,790	1,002	17,570
Total 100%				$20,544	$1,053,443	$9,538,161	$40,165	$123,276
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds Target Date Retirement Series — American Funds 2055 Target Date Retirement Fund — Page 4 of 23

American Funds 2050
Target Date Retirement Fund®
Investment portfolio
January 31, 2021
unaudited
Fund investments Growth funds 40%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	13,782,600	$1,138,856
AMCAP Fund, Class R-6	28,736,700	1,134,812
The Growth Fund of America, Class R-6	16,682,294	1,127,723
New Perspective Fund, Class R-6	18,621,697	1,125,309
New World Fund, Inc., Class R-6	7,358,085	647,806
The New Economy Fund, Class R-6	10,882,907	644,595
EuroPacific Growth Fund, Class R-6	9,374,210	639,602
		6,458,703
Growth-and-income funds 44%
The Investment Company of America, Class R-6	32,149,944	1,416,528
Washington Mutual Investors Fund, Class R-6	28,459,995	1,414,746
American Mutual Fund, Class R-6	28,437,093	1,259,194
Fundamental Investors, Class R-6	18,240,166	1,247,810
Capital World Growth and Income Fund, Class R-6	18,326,182	1,086,743
International Growth and Income Fund, Class R-6	16,795,256	640,571
		7,065,592
Equity-income funds 1%
The Income Fund of America, Class R-6	3,414,414	80,341
Capital Income Builder, Class R-6	1,279,582	80,064
		160,405
Balanced funds 10%
American Balanced Fund, Class R-6	28,495,297	855,429
American Funds Global Balanced Fund, Class R-6	21,830,880	813,855
		1,669,284
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	58,004,023	830,037
Total investment securities 100% (cost: $12,906,126,000)		16,184,021
Other assets less liabilities 0%		(3,001)
Net assets 100%		$16,181,020
American Funds Target Date Retirement Series — American Funds 2050 Target Date Retirement Fund — Page 5 of 23

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 1/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 40%
SMALLCAP World Fund, Inc., Class R-6	$992,745	$17,466	$91,829	$20,111	$200,363	$1,138,856	$—	$17,467
AMCAP Fund, Class R-6	909,992	118,570	—	—	106,250	1,134,812	4,586	22,508
The Growth Fund of America, Class R-6	971,953	53,839	33,441	6,519	128,853	1,127,723	5,664	43,437
New Perspective Fund, Class R-6	964,778	55,830	44,453	9,333	139,821	1,125,309	4,341	43,111
New World Fund, Inc., Class R-6	543,084	2,807	615	104	102,426	647,806	2,807	—
The New Economy Fund, Class R-6	557,935	18,460	6,944	1,088	74,056	644,595	1,883	15,442
EuroPacific Growth Fund, Class R-6	541,651	4,329	7,717	942	100,397	639,602	2,616	—
						6,458,703
Growth-and-income funds 44%
The Investment Company of America, Class R-6	1,199,249	64,209	6,049	50	159,069	1,416,528	5,833	—
Washington Mutual Investors Fund, Class R-6	1,199,249	84,031	8,527	109	139,884	1,414,746	7,947	18,096
American Mutual Fund, Class R-6	1,062,165	90,138	1,640	(1)	108,532	1,259,194	7,533	—
Fundamental Investors, Class R-6	1,062,274	49,471	20,133	754	155,444	1,247,810	9,999	—
Capital World Growth and Income Fund, Class R-6	929,772	18,845	18,681	1,540	155,267	1,086,743	3,195	—
International Growth and Income Fund, Class R-6	541,648	20,833	40,634	2,031	116,693	640,571	2,689	—
						7,065,592
Equity-income funds 1%
The Income Fund of America, Class R-6	52,150	22,764	—	—	5,427	80,341	714	—
Capital Income Builder, Class R-6	52,156	22,161	—	—	5,747	80,064	663	—
						160,405
Balanced funds 10%
American Balanced Fund, Class R-6	718,884	102,162	7,598	1,004	40,977	855,429	3,223	19,984
American Funds Global Balanced Fund, Class R-6	691,169	55,008	9,225	947	75,956	813,855	3,475	—
						1,669,284
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	706,638	161,243	6,909	(59)	(30,876)	830,037	1,695	29,757
Total 100%				$44,472	$1,784,286	$16,184,021	$68,863	$209,802
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds Target Date Retirement Series — American Funds 2050 Target Date Retirement Fund — Page 6 of 23

American Funds 2045
Target Date Retirement Fund®
Investment portfolio
January 31, 2021
unaudited
Fund investments Growth funds 40%	Shares	Value (000)
AMCAP Fund, Class R-6	33,515,631	$1,323,532
SMALLCAP World Fund, Inc., Class R-6	15,988,115	1,321,098
The Growth Fund of America, Class R-6	19,504,918	1,318,533
New Perspective Fund, Class R-6	21,711,379	1,312,019
The New Economy Fund, Class R-6	12,693,654	751,845
New World Fund, Inc., Class R-6	8,506,111	748,878
EuroPacific Growth Fund, Class R-6	10,938,388	746,326
		7,522,231
Growth-and-income funds 39%
Washington Mutual Investors Fund, Class R-6	30,319,567	1,507,186
The Investment Company of America, Class R-6	33,163,970	1,461,205
American Mutual Fund, Class R-6	28,844,334	1,277,227
Fundamental Investors, Class R-6	18,513,642	1,266,518
Capital World Growth and Income Fund, Class R-6	18,182,406	1,078,217
International Growth and Income Fund, Class R-6	18,347,521	699,774
		7,290,127
Equity-income funds 5%
The Income Fund of America, Class R-6	20,095,313	472,842
Capital Income Builder, Class R-6	7,530,441	471,180
		944,022
Balanced funds 11%
American Balanced Fund, Class R-6	37,958,404	1,139,511
American Funds Global Balanced Fund, Class R-6	26,715,053	995,937
		2,135,448
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	67,712,506	968,966
Total investment securities 100% (cost: $15,037,533,000)		18,860,794
Other assets less liabilities 0%		(3,640)
Net assets 100%		$18,857,154
American Funds Target Date Retirement Series — American Funds 2045 Target Date Retirement Fund — Page 7 of 23

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 1/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 40%
AMCAP Fund, Class R-6	$1,088,736	$113,818	$6,297	$144	$127,131	$1,323,532	$5,573	$27,355
SMALLCAP World Fund, Inc., Class R-6	1,207,454	21,698	166,526	33,290	225,182	1,321,098	—	20,278
The Growth Fund of America, Class R-6	1,162,057	79,268	83,128	14,702	145,633	1,318,533	6,584	50,497
New Perspective Fund, Class R-6	1,151,521	70,312	85,682	17,569	158,299	1,312,019	5,048	50,126
The New Economy Fund, Class R-6	664,990	32,245	34,029	4,475	84,164	751,845	2,175	17,836
New World Fund, Inc., Class R-6	647,579	9,599	29,377	3,864	117,213	748,878	3,242	—
EuroPacific Growth Fund, Class R-6	645,582	17,643	36,533	3,712	115,922	746,326	3,022	—
						7,522,231
Growth-and-income funds 39%
Washington Mutual Investors Fund, Class R-6	1,273,202	102,609	17,544	326	148,593	1,507,186	8,443	19,228
The Investment Company of America, Class R-6	1,241,138	76,497	21,733	393	164,910	1,461,205	6,042	—
American Mutual Fund, Class R-6	1,080,063	105,523	18,919	23	110,537	1,277,227	7,674	—
Fundamental Investors, Class R-6	1,080,063	55,807	28,604	1,032	158,220	1,266,518	10,187	—
Capital World Growth and Income Fund, Class R-6	921,814	25,970	25,583	1,527	154,489	1,078,217	3,186	—
International Growth and Income Fund, Class R-6	597,216	20,169	48,129	1,109	129,409	699,774	2,985	—
						7,290,127
Equity-income funds 5%
The Income Fund of America, Class R-6	374,882	65,142	5,235	73	37,981	472,842	5,019	—
Capital Income Builder, Class R-6	374,922	62,696	7,440	432	40,570	471,180	4,670	—
						944,022
Balanced funds 11%
American Balanced Fund, Class R-6	964,044	131,081	12,216	1,013	55,589	1,139,511	4,345	26,939
American Funds Global Balanced Fund, Class R-6	833,726	81,904	13,139	1,651	91,795	995,937	4,226	—
						2,135,448
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	785,933	225,974	6,873	(53)	(36,015)	968,966	1,976	34,883
Total 100%				$85,282	$2,029,622	$18,860,794	$84,397	$247,142
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds Target Date Retirement Series — American Funds 2045 Target Date Retirement Fund — Page 8 of 23

American Funds 2040
Target Date Retirement Fund®
Investment portfolio
January 31, 2021
unaudited
Fund investments Growth funds 39%	Shares	Value (000)
New Perspective Fund, Class R-6	28,007,835	$1,692,513
SMALLCAP World Fund, Inc., Class R-6	20,126,821	1,663,079
The Growth Fund of America, Class R-6	24,316,653	1,643,806
AMCAP Fund, Class R-6	41,260,257	1,629,368
EuroPacific Growth Fund, Class R-6	14,011,207	955,985
New World Fund, Inc., Class R-6	10,475,106	922,228
The New Economy Fund, Class R-6	15,466,364	916,073
		9,423,052
Growth-and-income funds 35%
Washington Mutual Investors Fund, Class R-6	39,193,756	1,948,322
The Investment Company of America, Class R-6	38,729,832	1,706,436
American Mutual Fund, Class R-6	33,014,669	1,461,890
Fundamental Investors, Class R-6	21,321,651	1,458,614
Capital World Growth and Income Fund, Class R-6	20,425,019	1,211,204
International Growth and Income Fund, Class R-6	18,948,776	722,706
		8,509,172
Equity-income funds 8%
The Income Fund of America, Class R-6	41,459,554	975,543
Capital Income Builder, Class R-6	15,536,889	972,143
		1,947,686
Balanced funds 12%
American Balanced Fund, Class R-6	48,939,603	1,469,167
American Funds Global Balanced Fund, Class R-6	39,370,958	1,467,749
		2,936,916
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	100,176,707	1,433,528
American Funds Inflation Linked Bond Fund, Class R-6	11,044,320	121,046
		1,554,574
Total investment securities 100% (cost: $19,376,284,000)		24,371,400
Other assets less liabilities 0%		(3,824)
Net assets 100%		$24,367,576
American Funds Target Date Retirement Series — American Funds 2040 Target Date Retirement Fund — Page 9 of 23

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 1/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 39%
New Perspective Fund, Class R-6	$1,511,802	$79,027	$127,695	$26,612	$202,767	$1,692,513	$6,544	$64,987
SMALLCAP World Fund, Inc., Class R-6	1,529,443	28,133	220,256	44,956	280,803	1,663,079	—	25,558
The Growth Fund of America, Class R-6	1,512,249	77,154	150,646	29,141	175,908	1,643,806	8,290	63,580
AMCAP Fund, Class R-6	1,422,242	56,826	14,075	1,137	163,238	1,629,368	7,024	34,478
EuroPacific Growth Fund, Class R-6	843,199	12,129	55,169	5,479	150,347	955,985	3,921	—
New World Fund, Inc., Class R-6	841,155	11,986	84,063	12,207	140,943	922,228	3,995	—
The New Economy Fund, Class R-6	857,542	30,231	83,623	11,467	100,456	916,073	2,681	21,984
						9,423,052
Growth-and-income funds 35%
Washington Mutual Investors Fund, Class R-6	1,635,308	133,555	12,287	344	191,402	1,948,322	10,932	24,894
The Investment Company of America, Class R-6	1,426,975	96,329	7,613	153	190,592	1,706,436	7,024	—
American Mutual Fund, Class R-6	1,218,839	119,105	1,385	(1)	125,331	1,461,890	8,770	—
Fundamental Investors, Class R-6	1,218,643	79,927	20,478	765	179,757	1,458,614	11,651	—
Capital World Growth and Income Fund, Class R-6	1,012,988	40,387	14,849	1,056	171,622	1,211,204	3,561	—
International Growth and Income Fund, Class R-6	593,645	26,912	29,546	1,224	130,471	722,706	3,052	—
						8,509,172
Equity-income funds 8%
The Income Fund of America, Class R-6	800,576	104,376	10,696	820	80,467	975,543	10,849	—
Capital Income Builder, Class R-6	800,653	99,454	15,774	1,412	86,398	972,143	10,099	—
						1,947,686
Balanced funds 12%
American Balanced Fund, Class R-6	1,227,090	179,114	9,226	88	72,101	1,469,167	5,636	34,949
American Funds Global Balanced Fund, Class R-6	1,227,901	116,428	15,095	1,529	136,987	1,467,749	6,318	—
						2,936,916
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	1,132,441	366,851	13,368	(401)	(51,995)	1,433,528	2,884	50,487
American Funds Inflation Linked Bond Fund, Class R-6	20,574	101,481	—	—	(1,009)	121,046	2,057	1,535
						1,554,574
Total 100%				$137,988	$2,526,586	$24,371,400	$115,288	$322,452
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds Target Date Retirement Series — American Funds 2040 Target Date Retirement Fund — Page 10 of 23

American Funds 2035
Target Date Retirement Fund®
Investment portfolio
January 31, 2021
unaudited
Fund investments Growth funds 32%	Shares	Value (000)
New Perspective Fund, Class R-6	30,107,785	$1,819,413
The Growth Fund of America, Class R-6	22,863,228	1,545,554
AMCAP Fund, Class R-6	38,451,196	1,518,438
SMALLCAP World Fund, Inc., Class R-6	18,184,333	1,502,571
EuroPacific Growth Fund, Class R-6	15,247,726	1,040,352
New World Fund, Inc., Class R-6	8,245,509	725,935
The New Economy Fund, Class R-6	11,251,826	666,446
		8,818,709
Growth-and-income funds 34%
Washington Mutual Investors Fund, Class R-6	44,019,509	2,188,210
The Investment Company of America, Class R-6	43,430,618	1,913,553
Fundamental Investors, Class R-6	23,886,632	1,634,085
American Mutual Fund, Class R-6	36,813,762	1,630,113
Capital World Growth and Income Fund, Class R-6	23,242,324	1,378,270
International Growth and Income Fund, Class R-6	21,792,586	831,169
		9,575,400
Equity-income funds 8%
The Income Fund of America, Class R-6	45,984,803	1,082,022
Capital Income Builder, Class R-6	17,204,354	1,076,477
		2,158,499
Balanced funds 12%
American Funds Global Balanced Fund, Class R-6	43,690,911	1,628,797
American Balanced Fund, Class R-6	54,238,123	1,628,229
		3,257,026
Fixed income funds 14%
U.S. Government Securities Fund, Class R-6	153,755,070	2,200,235
American Funds Inflation Linked Bond Fund, Class R-6	63,634,251	697,431
American Funds Mortgage Fund, Class R-6	33,161,708	340,239
Capital World Bond Fund, Class R-6	15,836,875	338,117
Intermediate Bond Fund of America, Class R-6	19,247,923	268,509
		3,844,531
Total investment securities 100% (cost: $22,350,619,000)		27,654,165
Other assets less liabilities 0%		(5,311)
Net assets 100%		$27,648,854
American Funds Target Date Retirement Series — American Funds 2035 Target Date Retirement Fund — Page 11 of 23

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 1/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 32%
New Perspective Fund, Class R-6	$1,598,749	$76,894	$103,513	$27,207	$220,076	$1,819,413	$7,035	$69,859
The Growth Fund of America, Class R-6	1,366,534	67,574	79,293	21,434	169,305	1,545,554	7,794	59,780
AMCAP Fund, Class R-6	1,326,364	38,731	—	—	153,343	1,518,438	6,555	32,176
SMALLCAP World Fund, Inc., Class R-6	1,328,402	23,186	143,626	33,570	261,039	1,502,571	—	23,186
EuroPacific Growth Fund, Class R-6	920,295	4,267	55,597	8,503	162,884	1,040,352	4,267	—
New World Fund, Inc., Class R-6	643,744	3,145	41,073	8,715	111,404	725,935	3,145	—
The New Economy Fund, Class R-6	614,083	17,944	47,960	11,350	71,029	666,446	1,950	15,994
						8,818,709
Growth-and-income funds 34%
Washington Mutual Investors Fund, Class R-6	1,877,338	90,969	—	—	219,903	2,188,210	12,349	28,122
The Investment Company of America, Class R-6	1,640,764	54,407	—	—	218,382	1,913,553	7,976	—
Fundamental Investors, Class R-6	1,411,801	21,249	6,809	236	207,608	1,634,085	13,406	—
American Mutual Fund, Class R-6	1,401,590	84,367	—	—	144,156	1,630,113	9,741	—
Capital World Growth and Income Fund, Class R-6	1,174,215	9,090	3,827	274	198,518	1,378,270	4,104	—
International Growth and Income Fund, Class R-6	696,952	6,213	24,559	1,085	151,478	831,169	3,541	—
						9,575,400
Equity-income funds 8%
The Income Fund of America, Class R-6	937,431	51,106	—	—	93,485	1,082,022	12,144	—
Capital Income Builder, Class R-6	937,531	37,717	—	—	101,229	1,076,477	11,392	—
						2,158,499
Balanced funds 12%
American Funds Global Balanced Fund, Class R-6	1,424,968	45,569	—	—	158,260	1,628,797	7,114	—
American Balanced Fund, Class R-6	1,424,988	119,868	—	—	83,373	1,628,229	6,351	39,381
						3,257,026
Fixed income funds 14%
U.S. Government Securities Fund, Class R-6	1,930,586	352,881	—	—	(83,232)	2,200,235	4,558	80,132
American Funds Inflation Linked Bond Fund, Class R-6	578,372	127,198	—	—	(8,139)	697,431	14,254	10,635
American Funds Mortgage Fund, Class R-6	232,077	116,672	—	—	(8,510)	340,239	577	8,823
Capital World Bond Fund, Class R-6	230,026	105,359	—	—	2,732	338,117	1,479	3,299
Intermediate Bond Fund of America, Class R-6	182,150	90,140	—	—	(3,781)	268,509	527	4,353
						3,844,531
Total 100%				$112,374	$2,624,542	$27,654,165	$140,259	$375,740
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds Target Date Retirement Series — American Funds 2035 Target Date Retirement Fund — Page 12 of 23

American Funds 2030
Target Date Retirement Fund®
Investment portfolio
January 31, 2021
unaudited
Fund investments Growth funds 19%	Shares	Value (000)
New Perspective Fund, Class R-6	26,830,959	$1,621,395
AMCAP Fund, Class R-6	33,289,271	1,314,593
The Growth Fund of America, Class R-6	18,142,503	1,226,433
EuroPacific Growth Fund, Class R-6	14,081,949	960,812
SMALLCAP World Fund, Inc., Class R-6	8,904,166	735,751
New World Fund, Inc., Class R-6	2,783,706	245,078
		6,104,062
Growth-and-income funds 33%
Washington Mutual Investors Fund, Class R-6	49,326,591	2,452,025
The Investment Company of America, Class R-6	50,246,199	2,213,848
American Mutual Fund, Class R-6	44,300,816	1,961,640
Fundamental Investors, Class R-6	27,396,807	1,874,216
Capital World Growth and Income Fund, Class R-6	27,459,312	1,628,337
International Growth and Income Fund, Class R-6	23,296,183	888,516
		11,018,582
Equity-income funds 8%
The Income Fund of America, Class R-6	55,675,517	1,310,045
Capital Income Builder, Class R-6	20,877,888	1,306,329
		2,616,374
Balanced funds 12%
American Funds Global Balanced Fund, Class R-6	52,922,389	1,972,947
American Balanced Fund, Class R-6	65,707,466	1,972,538
		3,945,485
Fixed income funds 28%
U.S. Government Securities Fund, Class R-6	159,141,322	2,277,312
Intermediate Bond Fund of America, Class R-6	127,047,706	1,772,315
American Funds Mortgage Fund, Class R-6	164,637,579	1,689,182
Capital World Bond Fund, Class R-6	78,623,276	1,678,607
American Funds Inflation Linked Bond Fund, Class R-6	130,870,839	1,434,344
The Bond Fund of America, Class R-6	30,625,517	419,570
		9,271,330
Total investment securities 100% (cost: $27,588,477,000)		32,955,833
Other assets less liabilities 0%		(7,336)
Net assets 100%		$32,948,497
American Funds Target Date Retirement Series — American Funds 2030 Target Date Retirement Fund — Page 13 of 23

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 1/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 19%
New Perspective Fund, Class R-6	$1,590,635	$94,457	$299,368	$62,698	$172,973	$1,621,395	$6,373	$63,290
AMCAP Fund, Class R-6	1,215,094	49,717	88,100	11,579	126,303	1,314,593	5,628	27,626
The Growth Fund of America, Class R-6	1,264,016	70,953	274,615	58,129	107,950	1,226,433	6,316	48,445
EuroPacific Growth Fund, Class R-6	946,741	8,166	162,648	21,383	147,170	960,812	4,007	—
SMALLCAP World Fund, Inc., Class R-6	871,239	12,287	317,011	102,323	66,913	735,751	—	12,287
New World Fund, Inc., Class R-6	300,306	1,146	106,198	32,523	17,301	245,078	1,146	—
						6,104,062
Growth-and-income funds 33%
Washington Mutual Investors Fund, Class R-6	2,230,309	118,733	157,510	3,659	256,834	2,452,025	14,105	32,120
The Investment Company of America, Class R-6	2,041,336	37,783	130,079	3,360	261,448	2,213,848	9,283	—
American Mutual Fund, Class R-6	1,631,969	160,836	—	—	168,835	1,961,640	11,950	—
Fundamental Investors, Class R-6	1,752,938	35,045	164,865	4,927	246,171	1,874,216	15,350	—
Capital World Growth and Income Fund, Class R-6	1,465,385	15,087	95,255	6,269	236,851	1,628,337	4,850	—
International Growth and Income Fund, Class R-6	821,961	18,129	127,168	4,541	171,053	888,516	3,870	—
						11,018,582
Equity-income funds 8%
The Income Fund of America, Class R-6	1,063,050	150,982	13,026	(212)	109,251	1,310,045	14,771	—
Capital Income Builder, Class R-6	1,046,016	169,089	26,312	(369)	117,905	1,306,329	13,726	—
						2,616,374
Balanced funds 12%
American Funds Global Balanced Fund, Class R-6	1,626,580	185,669	26,311	1,155	185,854	1,972,947	8,591	—
American Balanced Fund, Class R-6	1,626,701	249,798	374	12	96,401	1,972,538	7,678	47,605
						3,945,485
Fixed income funds 28%
U.S. Government Securities Fund, Class R-6	1,953,437	431,040	20,964	(362)	(85,839)	2,277,312	4,758	83,376
Intermediate Bond Fund of America, Class R-6	1,409,344	396,233	5,468	4	(27,798)	1,772,315	4,011	33,152
American Funds Mortgage Fund, Class R-6	1,409,157	335,590	4,816	—[2]	(50,749)	1,689,182	3,424	53,513
Capital World Bond Fund, Class R-6	1,396,664	266,216	7,103	47	22,783	1,678,607	9,044	20,169
American Funds Inflation Linked Bond Fund, Class R-6	1,161,710	298,043	9,197	4	(16,216)	1,434,344	30,058	22,427
The Bond Fund of America, Class R-6	203,604	223,918	—	—	(7,952)	419,570	1,391	9,904
						9,271,330
Total 100%				$311,670	$2,323,442	$32,955,833	$180,330	$453,914
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[2]	Amount less than one thousand.
American Funds Target Date Retirement Series — American Funds 2030 Target Date Retirement Fund — Page 14 of 23

American Funds 2025
Target Date Retirement Fund®
Investment portfolio
January 31, 2021
unaudited
Fund investments Growth funds 12%	Shares	Value (000)
New Perspective Fund, Class R-6	20,330,346	$1,228,563
AMCAP Fund, Class R-6	25,770,121	1,017,662
The Growth Fund of America, Class R-6	10,707,037	723,796
EuroPacific Growth Fund, Class R-6	9,543,489	651,152
		3,621,173
Growth-and-income funds 29%
American Mutual Fund, Class R-6	39,318,922	1,741,042
Washington Mutual Investors Fund, Class R-6	33,531,145	1,666,833
The Investment Company of America, Class R-6	37,806,628	1,665,760
Fundamental Investors, Class R-6	20,121,325	1,376,500
Capital World Growth and Income Fund, Class R-6	23,203,840	1,375,988
International Growth and Income Fund, Class R-6	13,255,663	505,571
		8,331,694
Equity-income funds 10%
The Income Fund of America, Class R-6	64,982,232	1,529,032
Capital Income Builder, Class R-6	24,390,087	1,526,087
		3,055,119
Balanced funds 11%
American Balanced Fund, Class R-6	53,381,571	1,602,515
American Funds Global Balanced Fund, Class R-6	41,074,976	1,531,275
		3,133,790
Fixed income funds 38%
Intermediate Bond Fund of America, Class R-6	189,771,908	2,647,318
The Bond Fund of America, Class R-6	123,865,440	1,696,957
U.S. Government Securities Fund, Class R-6	118,506,167	1,695,823
American Funds Inflation Linked Bond Fund, Class R-6	147,882,038	1,620,787
American Funds Mortgage Fund, Class R-6	151,021,862	1,549,484
Capital World Bond Fund, Class R-6	69,012,037	1,473,407
American High-Income Trust, Class R-6	36,138,940	369,340
		11,053,116
Total investment securities 100% (cost: $24,921,883,000)		29,194,892
Other assets less liabilities 0%		(5,768)
Net assets 100%		$29,189,124
American Funds Target Date Retirement Series — American Funds 2025 Target Date Retirement Fund — Page 15 of 23

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 1/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 12%
New Perspective Fund, Class R-6	$1,220,651	$56,667	$239,965	$55,591	$135,619	$1,228,563	$5,184	$51,482
AMCAP Fund, Class R-6	980,884	27,953	105,736	15,666	98,895	1,017,662	4,731	23,222
The Growth Fund of America, Class R-6	753,392	35,588	172,444	39,878	67,382	723,796	4,105	31,483
EuroPacific Growth Fund, Class R-6	708,798	3,064	193,430	45,269	87,451	651,152	3,064	—
						3,621,173
Growth-and-income funds 29%
American Mutual Fund, Class R-6	1,511,818	75,992	—	—	153,232	1,741,042	10,422	—
Washington Mutual Investors Fund, Class R-6	1,490,375	32,059	30,715	669	174,445	1,666,833	9,782	22,277
The Investment Company of America, Class R-6	1,505,223	7,231	46,615	4,712	195,209	1,665,760	7,231	—
Fundamental Investors, Class R-6	1,254,903	11,679	75,249	6,249	178,918	1,376,500	11,679	—
Capital World Growth and Income Fund, Class R-6	1,262,047	4,278	103,598	13,876	199,385	1,375,988	4,278	—
International Growth and Income Fund, Class R-6	474,354	2,407	75,955	8,412	96,353	505,571	2,407	—
						8,331,694
Equity-income funds 10%
The Income Fund of America, Class R-6	1,210,749	198,861	—	—	119,422	1,529,032	15,727	—
Capital Income Builder, Class R-6	1,210,781	186,266	—	—	129,040	1,526,087	14,757	—
						3,055,119
Balanced funds 11%
American Balanced Fund, Class R-6	1,463,269	53,472	—	—	85,774	1,602,515	6,382	39,574
American Funds Global Balanced Fund, Class R-6	1,427,946	7,110	62,768	6,952	152,035	1,531,275	7,110	—
						3,133,790
Fixed income funds 38%
Intermediate Bond Fund of America, Class R-6	2,403,454	297,040	9,317	(194)	(43,665)	2,647,318	6,256	52,469
The Bond Fund of America, Class R-6	1,479,506	252,611	—	—	(35,160)	1,696,957	6,520	48,771
U.S. Government Securities Fund, Class R-6	1,541,296	219,064	—	—	(64,537)	1,695,823	3,520	62,062
American Funds Inflation Linked Bond Fund, Class R-6	1,419,891	219,294	—	—	(18,398)	1,620,787	33,263	24,819
American Funds Mortgage Fund, Class R-6	1,373,291	222,269	—	—	(46,076)	1,549,484	3,093	48,495
Capital World Bond Fund, Class R-6	1,307,392	144,870	—	—	21,145	1,473,407	7,760	17,305
American High-Income Trust, Class R-6	232,940	121,413	—	—	14,987	369,340	4,674	—
						11,053,116
Total 100%				$197,080	$1,701,456	$29,194,892	$171,945	$421,959
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds Target Date Retirement Series — American Funds 2025 Target Date Retirement Fund — Page 16 of 23

American Funds 2020
Target Date Retirement Fund®
Investment portfolio
January 31, 2021
unaudited
Fund investments Growth funds 4%	Shares	Value (000)
AMCAP Fund, Class R-6	7,154,115	$282,516
New Perspective Fund, Class R-6	4,674,843	282,501
The Growth Fund of America, Class R-6	2,180,856	147,426
		712,443
Growth-and-income funds 25%
American Mutual Fund, Class R-6	24,398,922	1,080,384
Washington Mutual Investors Fund, Class R-6	18,117,904	900,641
The Investment Company of America, Class R-6	20,424,962	899,924
Fundamental Investors, Class R-6	10,534,113	720,639
Capital World Growth and Income Fund, Class R-6	12,137,430	719,749
International Growth and Income Fund, Class R-6	4,916,508	187,516
		4,508,853
Equity-income funds 19%
The Income Fund of America, Class R-6	73,711,372	1,734,428
Capital Income Builder, Class R-6	27,593,557	1,726,529
		3,460,957
Balanced funds 7%
American Balanced Fund, Class R-6	23,190,329	696,174
American Funds Global Balanced Fund, Class R-6	14,871,176	554,397
		1,250,571
Fixed income funds 45%
Intermediate Bond Fund of America, Class R-6	116,262,873	1,621,867
The Bond Fund of America, Class R-6	104,822,541	1,436,069
American Funds Inflation Linked Bond Fund, Class R-6	114,897,564	1,259,277
American Funds Mortgage Fund, Class R-6	104,089,414	1,067,957
American High-Income Trust, Class R-6	90,844,929	928,435
U.S. Government Securities Fund, Class R-6	61,835,762	884,870
Capital World Bond Fund, Class R-6	41,251,318	880,716
		8,079,191
Total investment securities 100% (cost: $15,593,179,000)		18,012,015
Other assets less liabilities 0%		(3,739)
Net assets 100%		$18,008,276
American Funds Target Date Retirement Series — American Funds 2020 Target Date Retirement Fund — Page 17 of 23

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 1/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 4%
AMCAP Fund, Class R-6	$276,383	$7,954	$34,278	$8,522	$23,935	$282,516	$1,346	$6,608
New Perspective Fund, Class R-6	273,994	13,304	47,944	15,075	28,072	282,501	1,217	12,087
The Growth Fund of America, Class R-6	142,784	7,338	22,967	7,583	12,688	147,426	846	6,492
						712,443
Growth-and-income funds 25%
American Mutual Fund, Class R-6	994,651	6,730	22,676	1,625	100,054	1,080,384	6,730	—
Washington Mutual Investors Fund, Class R-6	831,897	17,115	46,210	3,789	94,050	900,641	5,222	11,892
The Investment Company of America, Class R-6	826,251	3,856	39,607	4,309	105,115	899,924	3,856	—
Fundamental Investors, Class R-6	665,344	5,976	48,185	5,270	92,234	720,639	5,976	—
Capital World Growth and Income Fund, Class R-6	671,648	2,202	65,918	11,056	100,761	719,749	2,202	—
International Growth and Income Fund, Class R-6	168,149	817	18,186	2,620	34,116	187,516	817	—
						4,508,853
Equity-income funds 19%
The Income Fund of America, Class R-6	1,573,999	23,693	19,685	226	156,195	1,734,428	20,035	—
Capital Income Builder, Class R-6	1,561,240	37,202	41,472	1,113	168,446	1,726,529	18,567	—
						3,460,957
Balanced funds 7%
American Balanced Fund, Class R-6	657,553	20,058	20,523	2,238	36,848	696,174	2,786	17,272
American Funds Global Balanced Fund, Class R-6	500,830	2,474	4,406	436	55,063	554,397	2,474	—
						1,250,571
Fixed income funds 45%
Intermediate Bond Fund of America, Class R-6	1,532,766	116,172	—	—	(27,071)	1,621,867	3,912	32,466
The Bond Fund of America, Class R-6	1,361,685	104,987	—	—	(30,603)	1,436,069	5,848	43,371
American Funds Inflation Linked Bond Fund, Class R-6	1,189,349	84,571	—	—	(14,643)	1,259,277	27,041	20,176
American Funds Mortgage Fund, Class R-6	1,023,765	77,030	—	—	(32,838)	1,067,957	2,246	34,619
American High-Income Trust, Class R-6	858,760	15,964	—	—	53,711	928,435	15,964	—
U.S. Government Securities Fund, Class R-6	851,639	67,384	—	—	(34,153)	884,870	1,905	32,850
Capital World Bond Fund, Class R-6	846,758	19,941	—	—	14,017	880,716	4,960	11,060
						8,079,191
Total 100%				$63,862	$935,997	$18,012,015	$133,950	$228,893
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds Target Date Retirement Series — American Funds 2020 Target Date Retirement Fund — Page 18 of 23

American Funds 2015
Target Date Retirement Fund®
Investment portfolio
January 31, 2021
unaudited
Fund investments Growth-and-income funds 24%	Shares	Value (000)
American Mutual Fund, Class R-6	7,359,526	$325,880
Washington Mutual Investors Fund, Class R-6	5,423,230	269,589
The Investment Company of America, Class R-6	6,114,734	269,415
Capital World Growth and Income Fund, Class R-6	3,835,775	227,462
Fundamental Investors, Class R-6	3,121,668	213,553
International Growth and Income Fund, Class R-6	1,194,811	45,570
		1,351,469
Equity-income funds 24%
The Income Fund of America, Class R-6	29,034,173	683,174
Capital Income Builder, Class R-6	10,868,827	680,063
		1,363,237
Balanced funds 6%
American Funds Global Balanced Fund, Class R-6	4,766,063	177,679
American Balanced Fund, Class R-6	5,918,641	177,677
		355,356
Fixed income funds 46%
Intermediate Bond Fund of America, Class R-6	40,815,770	569,380
The Bond Fund of America, Class R-6	32,128,997	440,167
American Funds Inflation Linked Bond Fund, Class R-6	35,044,440	384,087
American Funds Mortgage Fund, Class R-6	31,692,384	325,164
American High-Income Trust, Class R-6	29,675,789	303,287
Capital World Bond Fund, Class R-6	12,583,763	268,663
U.S. Government Securities Fund, Class R-6	16,172,709	231,431
Short-Term Bond Fund of America, Class R-6	5,449,783	54,934
		2,577,113
Total investment securities 100% (cost: $4,903,646,000)		5,647,175
Other assets less liabilities 0%		(1,191)
Net assets 100%		$5,645,984
American Funds Target Date Retirement Series — American Funds 2015 Target Date Retirement Fund — Page 19 of 23

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 1/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 24%
American Mutual Fund, Class R-6	$308,791	$2,055	$16,593	$1,665	$29,962	$325,880	$2,055	$—
Washington Mutual Investors Fund, Class R-6	255,165	5,205	20,949	2,494	27,674	269,589	1,588	3,617
The Investment Company of America, Class R-6	256,368	1,173	22,027	3,306	30,595	269,415	1,173	—
Capital World Growth and Income Fund, Class R-6	214,101	699	23,167	4,491	31,338	227,462	699	—
Fundamental Investors, Class R-6	203,505	1,809	21,701	4,399	25,541	213,553	1,809	—
International Growth and Income Fund, Class R-6	44,528	221	9,096	1,783	8,134	45,570	221	—
						1,351,469
Equity-income funds 24%
The Income Fund of America, Class R-6	640,408	7,891	28,650	364	63,161	683,174	7,891	—
Capital Income Builder, Class R-6	632,897	7,314	28,207	238	67,820	680,063	7,314	—
						1,363,237
Balanced funds 6%
American Funds Global Balanced Fund, Class R-6	163,495	800	4,731	479	17,636	177,679	800	—
American Balanced Fund, Class R-6	163,495	5,135	546	3	9,591	177,677	713	4,422
						355,356
Fixed income funds 46%
Intermediate Bond Fund of America, Class R-6	525,114	53,594	—	—	(9,328)	569,380	1,352	11,148
The Bond Fund of America, Class R-6	414,951	34,639	—	—	(9,423)	440,167	1,790	13,318
American Funds Inflation Linked Bond Fund, Class R-6	360,059	28,560	—	—	(4,532)	384,087	8,269	6,170
American Funds Mortgage Fund, Class R-6	308,218	26,985	—	—	(10,039)	325,164	680	10,573
American High-Income Trust, Class R-6	280,526	5,215	—	—	17,546	303,287	5,215	—
Capital World Bond Fund, Class R-6	259,456	4,909	—	—	4,298	268,663	1,520	3,389
U.S. Government Securities Fund, Class R-6	231,231	9,265	—	—	(9,065)	231,431	511	8,753
Short-Term Bond Fund of America, Class R-6	36,870	18,444	—	—	(380)	54,934	88	397
						2,577,113
Total 100%				$19,222	$290,529	$5,647,175	$43,688	$61,787
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds Target Date Retirement Series — American Funds 2015 Target Date Retirement Fund — Page 20 of 23

American Funds 2010
Target Date Retirement Fund®
Investment portfolio
January 31, 2021
unaudited
Fund investments Growth-and-income funds 18%	Shares	Value (000)
American Mutual Fund, Class R-6	4,377,032	$193,815
Washington Mutual Investors Fund, Class R-6	3,068,842	152,552
Capital World Growth and Income Fund, Class R-6	2,572,050	152,523
The Investment Company of America, Class R-6	3,461,702	152,522
Fundamental Investors, Class R-6	1,631,950	111,642
		763,054
Equity-income funds 25%
The Income Fund of America, Class R-6	22,177,254	521,831
Capital Income Builder, Class R-6	8,323,540	520,804
		1,042,635
Balanced funds 6%
American Balanced Fund, Class R-6	4,102,151	123,147
American Funds Global Balanced Fund, Class R-6	3,046,331	113,567
		236,714
Fixed income funds 51%
Intermediate Bond Fund of America, Class R-6	44,691,387	623,445
The Bond Fund of America, Class R-6	25,643,533	351,316
American Funds Inflation Linked Bond Fund, Class R-6	24,859,335	272,458
American Funds Mortgage Fund, Class R-6	25,101,682	257,543
Short-Term Bond Fund of America, Class R-6	25,548,185	257,526
American High-Income Trust, Class R-6	16,009,204	163,614
Capital World Bond Fund, Class R-6	7,529,253	160,750
		2,086,652
Total investment securities 100% (cost: $3,712,576,000)		4,129,055
Other assets less liabilities 0%		(760)
Net assets 100%		$4,128,295
American Funds Target Date Retirement Series — American Funds 2010 Target Date Retirement Fund — Page 21 of 23

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 1/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 18%
American Mutual Fund, Class R-6	$179,774	$6,501	$10,904	$544	$17,900	$193,815	$1,216	$—
Washington Mutual Investors Fund, Class R-6	141,248	6,902	12,293	965	15,730	152,552	896	2,040
Capital World Growth and Income Fund, Class R-6	142,652	2,482	16,361	2,921	20,829	152,523	474	—
The Investment Company of America, Class R-6	142,057	4,214	12,575	1,386	17,440	152,522	661	—
Fundamental Investors, Class R-6	104,587	2,822	11,087	2,008	13,312	111,642	941	—
						763,054
Equity-income funds 25%
The Income Fund of America, Class R-6	475,357	19,991	20,684	260	46,907	521,831	5,962	—
Capital Income Builder, Class R-6	474,865	18,780	23,641	(300)	51,100	520,804	5,527	—
						1,042,635
Balanced funds 6%
American Balanced Fund, Class R-6	115,784	4,153	3,573	201	6,582	123,147	493	3,060
American Funds Global Balanced Fund, Class R-6	108,656	1,207	8,140	752	11,092	113,567	512	—
						236,714
Fixed income funds 51%
Intermediate Bond Fund of America, Class R-6	573,302	63,728	3,252	1	(10,334)	623,445	1,497	12,418
The Bond Fund of America, Class R-6	320,882	39,488	1,536	(7)	(7,511)	351,316	1,425	10,608
American Funds Inflation Linked Bond Fund, Class R-6	249,186	27,704	1,138	(24)	(3,270)	272,458	6,001	4,478
American Funds Mortgage Fund, Class R-6	234,774	31,220	492	—[2]	(7,959)	257,543	540	8,397
Short-Term Bond Fund of America, Class R-6	227,138	33,034	460	1	(2,187)	257,526	477	2,366
American High-Income Trust, Class R-6	174,140	4,882	25,685	(2,470)	12,747	163,614	2,892	—
Capital World Bond Fund, Class R-6	170,598	3,669	16,329	767	2,045	160,750	919	2,049
						2,086,652
Total 100%				$7,005	$184,423	$4,129,055	$30,433	$45,416
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[2]	Amount less than one thousand.
American Funds Target Date Retirement Series — American Funds 2010 Target Date Retirement Fund — Page 22 of 23

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2021, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP1-850-0321O-S78134	American Funds Target Date Retirement Series — Page 23 of 23